Short-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term loan	¥ 1,220,957	¥ 1,115,721	$ 167,270
Revolving Credit Facility
Term of the debt	1 year	1 year
Maximum borrowing capacity	¥ 3,890,000	¥ 3,715,846
Short-term loan	936,454	1,115,721
Debt Instrument, Unused Borrowing Capacity, Amount	2,392,874	2,309,684
Letters Of Guarantee
Credit facilities used to issue letter of guarantee	133,051	107,196
Notes Payable
Maximum borrowing capacity	¥ 427,621	¥ 183,245